Share-Based Compensation	12 Months Ended
Dec. 31, 2017
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-Based Compensation
12.	Share-Based Compensation

In August 2008, the Company’s Board adopted the 2008 Equity Incentive Plan (the “2008 Plan”), which enables management, consultants and Directors of the Company and its subsidiaries to receive options, stock appreciation rights, stock grants, stock units and dividend equivalents.

The 2008 Plan is administered by the Board or a committee of the Board. The maximum aggregate number of Class A common shares that may be delivered pursuant to awards granted under the 2008 Plan during the 10-year term of the Plan was 1,500,000. The maximum number of Class A common shares with respect to which awards may be granted to any participant in the 2008 Plan in any fiscal year was 500,000. Awards totaling 1,498,123 Class A common shares were made under the 2008 Plan until it was closed for new awards in August 2015, when the 2015 Plan was adopted (see below).

The holder of a stock grant awarded under the 2008 Plan has the same voting, dividend and other rights as the Company’s other Class A common shareholders when the grant vests and the shares are issued.

On August 28, 2015, the Company adopted the 2015 Equity Incentive Plan (the “2015 Plan”), which allows the Board of Directors to grant employees, consultants and directors of the Company and its subsidiaries options, stock appreciation rights, stock grants, stock units and dividend equivalents on substantially the same terms as the 2008 Plan, which was closed for further awards. The 2015 Plan permits a maximum issuance of 1,500,000 shares.

Under both the 2008 Plan and 2015 Plan, the Company issued the following share based awards since January 1, 2014:

	Restricted Stock Units
	Number of Units
	Management	Directors	Weighted Average Fair Value on Grant Date	Actual Fair Value on Vesting Date
Unvested as at January 1, 2015	300,000	—	$3.25	n/a
Vested in 2015	—	—	—	n/a
Unvested as at December 31, 2015	300,000	—	$3.25	n/a
Granted in March 2016	200,000	—	1.18	n/a
Unvested as at December 31, 2016	500,000	—	$2.42	n/a
Granted in 2017	—	—	—	n/a
Unvested as at December 31, 2017	500,000	—	$2.42	n/a

Under the 2008 Plan, restricted stock units granted to four members of management on September 2, 2011 were to vest over two years; half during September and October 2012 and the remaining half during September and October 2013. In March 2012, these grants were amended and restated to provide that vesting would occur only when the individual leaves employment, for whatever reason, provided that this was after September 30, 2012 in respect of half of the grant and after September 30, 2013 for the other half of the grant. Restricted stock units granted to management on March 13, 2012 are expected to vest when the individual leaves employment, provided that this is after September 30, 2014 and is not as a result of resignation or termination for cause. Restricted stock units granted to management on March 7, 2013 are expected to vest when the individual leaves employment, provided that this is after September 30, 2015 and is not as a result of resignation or termination for cause.

12.	Share-Based Compensation (continued)

For the grants issued on March 13, 2012 and March 7, 2013, the fair value at the grant date was the closing price for the common stock on that date. The share value has not been discounted as no dividends were expected to be paid on the common stock at that time.

Under the 2015 Plan, restricted stock units granted to four members of management on March 3, 2016 were divided into two tranches. The first tranche (100,000 restricted stock units)) will vest when the individual leaves employment, provided that this is after December 31, 2016 and is not for cause. The second tranche (100,000 restricted stock units) also vests after December 31, 2016 on the same terms, but, in addition, only if and when the stock price has been at or above $5.00 for 20 consecutive trading days and provided that this has occurred before December 31, 2019.

Under the 2015 Plan, restricted stock units were granted on January 8, 2018 to five members of management as part of their 2017 remuneration, in two tranches. The first tranche (100,000 restricted stock units)) will vest when the individual leaves employment, provided that this is after March 31, 2018 and is not for cause. The second tranche (100,000 restricted stock units) also vests after March 31, 2018 on the same terms, but, in addition, only if and when the stock price has been at or above $3.00 for 20 consecutive trading days and provided that this has occurred before December 31, 2020.

During the year ended December 31, 2017 and 2016, 34,125 shares were issued under the 2015 Plan, representing 20% of directors’ base fee for 2017 and 2016 respectively. The number of shares to be issued was determined on the basis of a notional value per share of $4.00 rather than market values.

Using the graded vesting method of expensing the restricted stock unit grants, the weighted average fair value of the stock units is recognized as compensation costs in the consolidated statement of income over the vesting period. The fair value of the restricted stock units for this purpose is calculated by multiplying the number of stock units by the fair value of the shares at the grant date, which is discounted for dividends forfeited over the vesting period. The Company has not factored any anticipated forfeiture into these calculations based on the limited number of participants.

During the year ended December 31, 2017, the Company recognized a total of $272 (2016: $283, 2015: $75) in respect of share based compensation costs. As at December 31, 2017 there were no unrecognized compensation costs relating to the above share based awards (2016: $ nil).